FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets, carrying	$ 9,882	$ 10,058
Financial assets, fair value	9,882	10,058
Financial liabilities, carrying	60,964	56,686
Financial liabilities, fair value	56,125	52,574
Financial liabilities and other liabilities, excluding lease liabilities	56,544	53,060
Preferred shares	20	20
Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	5,084	4,911
Financial liabilities, fair value	4,968	4,796
Non-recourse borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	44,675	40,904
Financial liabilities, fair value	44,372	40,533
Accounts payable and other (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	4,002	4,350
Financial liabilities, fair value	4,002	4,350
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities, carrying	20	20
Financial liabilities, fair value	20	20
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	2,763	2,875
Financial liabilities, fair value	2,763	2,875
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying	1,326	1,857
Financial assets, fair value	1,326	1,857
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying	6,838	6,660
Financial assets, fair value	6,838	6,660
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying	1,718	1,541
Financial assets, fair value	$ 1,718	$ 1,541